Loans and advances to customers - Transfers of financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets at beginning of period	$ 1,285,120
Financial assets at end of period	1,361,558	$ 1,285,120
Loans and advances to customers
Financial assets
Financial assets at beginning of period	615,038
Financial assets at end of period	676,636	615,038
Loans and advances to customers | Gross carrying amount
Financial assets
Financial assets at beginning of period	631,967
Financial assets at end of period	698,152	631,967
Loans and advances to customers | Allowance for impairment losses
Financial assets
Financial assets at beginning of period	(16,929)	(17,883)
Transfer from Stage 1 to Stage 2	(13,517)
Transfer from Stage 1 to Stage 3	(449)
Transfer from Stage 2 to Stage 3	(4,891)
Transfer from Stage 2 to Stage 1	6,162
Transfer from Stage 3 to Stage 2	713
Transfer from Stage 3 to Stage 1	501
Financial assets derecognized during the period other than write offs	(6,376)
Originated financial assets	(5,997)
Written-off assets	19,678	21,733	$ 20,045
Other movements	(46)	(8)	(157)
Financial assets at end of period	(21,516)	(16,929)	$ (17,883)
Loans and advances to customers | Stage 1 | Allowance for impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	4,804
Transfer from Stage 1 to Stage 3	164
Transfer from Stage 2 to Stage 1	(2,287)
Transfer from Stage 3 to Stage 1	(133)
Financial assets derecognized during the period other than write offs	(2,841)
Originated financial assets	(5,997)
Financial assets at end of period	(7,035)
Loans and advances to customers | Stage 2 | Allowance for impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	(18,321)
Transfer from Stage 2 to Stage 3	11,379
Transfer from Stage 2 to Stage 1	8,449
Transfer from Stage 3 to Stage 2	(572)
Financial assets derecognized during the period other than write offs	(799)
Financial assets at end of period	(5,309)
Loans and advances to customers | Stage 3 | Allowance for impairment losses
Financial assets
Transfer from Stage 1 to Stage 3	(613)
Transfer from Stage 2 to Stage 3	(16,270)
Transfer from Stage 3 to Stage 2	1,285
Transfer from Stage 3 to Stage 1	634
Financial assets derecognized during the period other than write offs	(2,736)
Written-off assets	19,678
Financial assets at end of period	(9,172)
Loans and advances to customers | Financial assets at amortized cost category
Financial assets
Financial assets at beginning of period	609,420
Written-off assets	(19,678)
Financial assets at end of period	666,772	609,420
Loans and advances to customers | Financial assets at amortized cost category | Gross carrying amount
Financial assets
Financial assets at beginning of period	626,349
Remaining in same stage	(115,805)
Financial assets derecognized during the period other than write offs	(666,056)
Originated financial assets	871,091
Written-off assets	(19,678)
Other movements	(7,615)
Financial assets at end of period	688,286	626,349
Loans and advances to customers | Financial assets at amortized cost category | Allowance for impairment losses
Financial assets
Financial assets at end of period	(21,514)
Loans and advances to customers | Financial assets at amortized cost category | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets at end of period	669,857
Loans and advances to customers | Financial assets at amortized cost category | Stage 1 | Gross carrying amount
Financial assets
Financial assets at beginning of period	583,871
Transfer from Stage 1 to Stage 2	(77,762)
Transfer from Stage 1 to Stage 3	(3,453)
Transfer from Stage 2 to Stage 1	46,673
Transfer from Stage 3 to Stage 1	2,992
Remaining in same stage	(113,862)
Financial assets derecognized during the period other than write offs	(660,706)
Originated financial assets	871,091
Other movements	(5,369)
Financial assets at end of period	643,475	583,871
Loans and advances to customers | Financial assets at amortized cost category | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets at end of period	(7,033)
Loans and advances to customers | Financial assets at amortized cost category | Stage 2 | Gross carrying amount
Financial assets
Financial assets at beginning of period	24,346
Transfer from Stage 1 to Stage 2	77,762
Transfer from Stage 2 to Stage 3	(25,926)
Transfer from Stage 2 to Stage 1	(46,673)
Transfer from Stage 3 to Stage 2	3,972
Remaining in same stage	(1,382)
Financial assets derecognized during the period other than write offs	(3,703)
Other movements	(2,014)
Financial assets at end of period	26,382	24,346
Loans and advances to customers | Financial assets at amortized cost category | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets at end of period	(5,309)
Loans and advances to customers | Financial assets at amortized cost category | Stage 3 | Gross carrying amount
Financial assets
Financial assets at beginning of period	18,132
Transfer from Stage 1 to Stage 3	3,453
Transfer from Stage 2 to Stage 3	25,926
Transfer from Stage 3 to Stage 2	(3,972)
Transfer from Stage 3 to Stage 1	(2,992)
Remaining in same stage	(561)
Financial assets derecognized during the period other than write offs	(1,647)
Written-off assets	(19,678)
Other movements	(232)
Financial assets at end of period	18,429	$ 18,132
Loans and advances to customers | Financial assets at amortized cost category | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets at end of period	$ (9,172)